                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-04015

                         Eaton Vance Mutual Funds Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                October 31, 2003
                                ----------------
                             Date of Fiscal Year End

                                 April 30, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]


[PHOTO OF STATUE OF LIBERTY]


SEMIANNUAL REPORT APRIL 30, 2003


[PHOTO OF NYSE FLAG]


EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND


[PHOTO OF FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND        AS OF APRIL 30, 2003

INVESTMENT UPDATE


MANAGEMENT DISCUSSION

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

- Over the six months ended April 30, 2003, market valuations generally returned to more reasonable levels from the peaks of three years ago. While some concerns on the geopolitical front were resolved, uncertainty about the state of the U.S. economy remained. We believe that many securities are being undervalued and that earnings expectations are too low for what companies might be able to achieve in a decent economic environment over the next several years.

- While equity market returns continued to be volatile during the last six months, we believe that the Fund benefited from the asset allocations during this period. We maintained the initial asset allocations of the Fund during its first year of operations, but expect to modify them slightly in the near future, as described below.

- Our analysis demonstrates that relative valuations between value and growth securities have come more into balance. Our research team has also noted an increasing number of investment ideas among smaller capitalization companies, which have often done better (both fundamentally and in price) coming out of economic slowdowns. To better capture these investment opportunities and trends, management intends to shift approximately 5% of the Fund's assets from Tax-Managed Value Portfolio, to be split equally between Tax-Managed Mid-Cap Core and Tax-Managed Multi-Cap Opportunity Portfolios. Targeted allocation will have 55% of the Fund's assets dedicated to large capitalization stocks and 45% to mid and small capitalization securities. The 45% of assets spread over four investment portfolios is supported by three research teams (at Eaton Vance:
     Tax-Managed Multi-Cap Opportunity Portfolio and Tax-Managed Small Cap Growth Portfolio; at Atlanta Capital Management Company, LLC: Tax-Managed Mid-Cap Core Portfolio; and at Fox Asset Management LLC: Tax-Managed Small Cap Value Portfolio). We hope that, through the combined research effort in the seven Portfolios, the Fund can be a broad market investment vehicle that can help navigate through these volatile equity markets.

THE FUND

     PERFORMANCE

- During the six months ended April 30, 2003, the Fund's Class A shares had a total return of 2.08%. This return was the result of an increase in net asset value (NAV) to $8.36 on April 30, 2003, from $8.19 on October 31, 2002.(1)

- The Fund's Class B shares had a total return of 1.59% during the same period, the result of an increase in NAV to $8.30 on April 30, 2003, from $8.17 on October 31, 2002.(1)

- The Fund's Class C shares had a total return of 1.72% during the same period, the result of an increase in NAV to $8.29 on April 30, 2003, from $8.15 on October 31, 2002.(1)

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
AS OF APRIL 30, 2003

PERFORMANCE(2)                   CLASS A     CLASS B     CLASS C
Average Annual Total Returns (at net asset value)
One Year                         -17.88%     -18.47%     -18.49%
Life of Fund+                    -14.20      -14.72      -14.81

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                         -22.59%     -22.54%     -19.30%
Life of Fund+                    -18.43      -18.38      -14.81

+ Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

CURRENT ALLOCATIONS(3) By total investments
Tax-Managed Value Portfolio                           25%
Tax-Managed Growth Portfolio                          20%
Tax-Managed International Growth Portfolio            15%
Tax-Managed Mid-Cap Core Portfolio                    10%
Tax-Managed Multi-Cap Opportunity Portfolio           10%
Tax-Managed Small-Cap Growth Portfolio                10%
Tax-Managed Small-Cap Value Portfolio                 10%

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (3) Allocations are as of April 30, 2003. Fund profile and allocations are subject to change. You may obtain free copies of each of the Portfolios' most recent financial statements by contacting Eaton Vance Distributors at 1-800-225-6265 or from the EDGAR database on the Security and Exchange Commission's website (www.sec.gov).

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND        AS OF APRIL 30, 2003

FUND PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -17.88%      -14.20%
Return After Taxes on Distributions   -17.88%      -14.20%
Return After Taxes on Distributions   -10.98%      -11.33%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -22.59%      -18.43%
Return After Taxes on Distributions   -22.59%      -18.43%
Return After Taxes on Distributions   -13.87%      -14.69%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -18.47%      -14.72%
Return After Taxes on Distributions   -18.47%      -14.72%
Return After Taxes on Distributions   -11.34%      -11.75%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -22.54%      -18.38%
Return After Taxes on Distributions   -22.54%      -18.38%
Return After Taxes on Distributions   -13.84%      -14.65%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -18.49%      -14.81%
Return After Taxes on Distributions   -18.49%      -14.81%
Return After Taxes on Distributions   -11.35%      -11.82%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                     ONE YEAR   LIFE OF FUND
Return Before Taxes                   -19.30%      -14.81%
Return After Taxes on Distributions   -19.30%      -14.81%
Return After Taxes on Distributions   -11.85%      -11.82%
and Sale of Fund Shares

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investment in Tax-Managed Value
   Portfolio, at value
   (identified cost, $37,527,690)         $ 39,351,884
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $33,535,794)           31,621,889
Investment in Tax-Managed International
   Growth Portfolio, at value
   (identified cost, $18,187,401)           23,822,215
Investment in Tax-Managed Small-Cap
   Value Portfolio, at value
   (identified cost, $15,987,429)           15,861,931
Investment in Tax-Managed Multi-Cap
   Opportunity Portfolio, at value
   (identified cost, $14,714,737)           16,292,560
Investment in Tax-Managed Mid-Cap Core
   Portfolio, at value
   (identified cost, $15,312,942)           15,921,594
Investment in Tax-Managed Small-Cap
   Growth Portfolio, at value
   (identified cost, $15,010,004)           16,156,783
Receivable for Fund shares sold              1,111,165
Receivable from affiliate                       27,600
------------------------------------------------------
TOTAL ASSETS                              $160,167,621
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    249,730
Payable to affiliate for distribution
   and service fees                             29,218
Payable to affiliate for Trustees' fees            364
Accrued expenses                                51,799
------------------------------------------------------
TOTAL LIABILITIES                         $    331,111
------------------------------------------------------
NET ASSETS                                $159,836,510
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $168,828,277
Accumulated net realized loss from
   Portfolios (computed on the basis of
   identified cost)                        (17,426,177)
Accumulated net investment loss               (318,449)
Net unrealized appreciation from
   Portfolios (computed on the basis of
   identified cost)                          8,752,859
------------------------------------------------------
TOTAL                                     $159,836,510
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 52,631,545
SHARES OUTSTANDING                           6,297,706
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.36
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.36)       $       8.87
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 51,684,442
SHARES OUTSTANDING                           6,225,109
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.30
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 55,520,523
SHARES OUTSTANDING                           6,699,212
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.29
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Dividends allocated from Portfolios
   (net of foreign taxes, $48,250)        $    955,935
Interest allocated from Portfolios              32,701
Expenses allocated from Portfolios            (558,014)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $    430,622
------------------------------------------------------
Expenses
------------------------------------------------------
Investment adviser fee                    $     60,377
Administration fee                             100,383
Trustees' fees and expenses                      1,122
Distribution and service fees
   Class A                                      58,101
   Class B                                     210,067
   Class C                                     226,747
Transfer and dividend disbursing agent
   fees                                         79,401
Registration fees                               63,418
Legal and accounting services                   13,259
Printing and postage                            10,130
Custodian fee                                    9,764
Miscellaneous                                    3,168
------------------------------------------------------
TOTAL EXPENSES                            $    835,937
------------------------------------------------------
Deduct --
   Preliminary allocation of Fund
      expenses to affiliate               $     27,600
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     27,600
------------------------------------------------------

NET EXPENSES                              $    808,337
------------------------------------------------------

NET INVESTMENT LOSS                       $   (377,715)
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolios
------------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $ (9,475,714)
   Securities sold short                        (5,823)
   Foreign currency transactions                (2,704)
------------------------------------------------------
NET REALIZED LOSS                         $ (9,484,241)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 12,391,937
   Securities sold short                        (7,627)
   Foreign currency                              6,525
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 12,390,835
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)   $  2,906,594
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  2,528,879
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (377,715) $          (294,354)
   Net realized loss                            (9,484,241)          (7,934,889)
   Net change in unrealized appreciation
      (depreciation)                            12,390,835           (3,637,976)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,528,879  $       (11,867,219)
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     26,885,551  $        50,246,843
      Class B                                   23,619,291           36,408,491
      Class C                                   28,515,098           40,730,881
   Cost of shares redeemed
      Class A                                  (13,762,001)          (6,959,963)
      Class B                                   (3,784,786)          (1,892,811)
      Class C                                   (5,697,957)          (5,133,787)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     55,775,196  $       113,399,654
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     58,304,075  $       101,532,435
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $    101,532,435  $                --
-------------------------------------------------------------------------------
AT END OF PERIOD                          $    159,836,510  $       101,532,435
-------------------------------------------------------------------------------

Accumulated net investment
income (loss) included
in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                          $       (318,449) $            59,266
-------------------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.190                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(2)                $(0.004)                $(0.024)
Net realized and unrealized
   gain (loss)                          0.174                  (1.786)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.170                 $(1.810)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.360                 $ 8.190
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          2.08%                 (18.10)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $52,632                 $38,528
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.55%(5)                1.55%(5)
   Net investment loss                  (0.10)%(5)              (0.43)%(5)
Portfolio Turnover of
   Tax-Managed Value Portfolio             44%                    213%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                               11%                     21%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                        68%                    128%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                               11%                      5%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                  114%                    225%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                               33%                     13%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                        61%                    131%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a preliminary allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.59%(5)                1.77%(5)
   Net investment loss                  (0.14)%(5)              (0.65)%(5)
Net investment loss per
   share(2)                           $(0.006)                $(0.036)
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.170                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(2)                $(0.032)                $(0.065)
Net realized and unrealized
   gain (loss)                          0.162                  (1.765)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.130                 $(1.830)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.300                 $ 8.170
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          1.59%                 (18.30)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $51,684                 $31,101
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.30%(5)                2.30%(5)
   Net investment loss                  (0.81)%(5)              (1.17)%(5)
Portfolio Turnover of
   Tax-Managed Value Portfolio             44%                    213%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                               11%                     21%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                        68%                    128%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                               11%                      5%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                  114%                    225%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                               33%                     13%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                        61%                    131%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a preliminary allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.34%(5)                2.52%(5)
   Net investment loss                  (0.85)%(5)              (1.39)%(5)
Net investment loss per
   share(2)                           $(0.034)                $(0.077)
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.150                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(2)                $(0.032)                $(0.065)
Net realized and unrealized
   gain (loss)                          0.172                  (1.785)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.140                 $(1.850)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.290                 $ 8.150
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          1.72%                 (18.50)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $55,521                 $31,903
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.30%(5)                2.30%(5)
   Net investment loss                  (0.81)%(5)              (1.17)%(5)
Portfolio Turnover of
   Tax-Managed Value Portfolio             44%                    213%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                               11%                     21%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                        68%                    128%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                               11%                      5%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                  114%                    225%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                               33%                     13%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                        61%                    131%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a preliminary allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.34%(5)                2.52%(5)
   Net investment loss                  (0.85)%(5)              (1.39)%(5)
Net investment loss per
   share(2)                           $(0.034)                $(0.077)
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates:
   Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (6.8%, 0.2%, 25.8%, 59.5%, 30.6%, 64.5%, and 8.3%,
   respectively, at April 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- The valuation policy of each Portfolio is as follows:
   Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $6,745,501 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.
 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    PERIOD ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                                            3,275,593            5,550,097
    Redemptions                                     (1,683,064)            (844,920)
    -------------------------------------------------------------------------------
    NET INCREASE                                     1,592,529            4,705,177
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    PERIOD ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                                            2,885,911            4,042,897
    Redemptions                                       (469,897)            (233,802)
    -------------------------------------------------------------------------------
    NET INCREASE                                     2,416,014            3,809,095
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    PERIOD ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                                            3,501,059            4,531,807
    Redemptions                                       (715,620)            (618,034)
    -------------------------------------------------------------------------------
    NET INCREASE                                     2,785,439            3,913,773
    -------------------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annually) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $474,999 for the six months ended April 30, 2003. For the six months ended April 30, 2003, the advisory fee paid directly by the Fund amounted to $60,377.

   An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Fund. For the six months ended April 30, 2003, the administration fee amounted to $100,383. To reduce the net investment loss of the Fund, the Administrator was allocated $27,600 of the Fund's operating expenses.

   Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

   Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended April 30, 2003, no significant amounts have been accrued or paid.

   EVD received $55,149 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2003.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $157,550, and $170,060 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $2,419,000, and $2,232,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2003 amounted to $58,101, $52,517 and $56,687 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $500, $43,000 and $10,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended April 30, 2003.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Investment Transactions
-------------------------------------------
   For the six months ended April 30, 2003, increases and decreases in the Fund's investment in the Portfolios were as follows:

    PORTFOLIO                                 CONTRIBUTIONS  WITHDRAWALS
    --------------------------------------------------------------------
    Tax-Managed Value Portfolio                $15,546,967   $1,537,075
    Tax-Managed Growth Portfolio                12,158,284    1,036,111
    Tax-Managed International Growth
     Portfolio                                   9,882,696    1,006,796
    Tax-Managed Small-Cap Value Portfolio        5,810,456      707,902
    Tax-Managed Multi-Cap Opportunity
     Portfolio                                   6,406,505      851,161
    Tax-Managed Mid-Cap Core Portfolio           5,902,904      503,732
    Tax-Managed Small-Cap Growth Portfolio       6,337,505      582,301

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
BOSTON, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


1299-6/03                                                               TMEAASRC

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust


By:      /s/ Thomas E. Faust Jr.
         ---------------------------
         Thomas E. Faust Jr.
         President


Date:    June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
         ---------------------------
         James L. O'Connor
         Treasurer


Date:    June 18, 2003


By:      /s/ Thomas E. Faust Jr.
         ---------------------------
         Thomas E. Faust Jr.
         President


Date:    June 18, 2003